Financial Management - Liquidity Risk (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	$ 698,037
Lease liabilities (Note 20)	31,139
Trade and other payables (Note 19)	61,344	$ 62,325
Promissory note (Note 21)	10,000
Total	800,520
Less than a year [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	80,044
Lease liabilities (Note 20)	1,820
Trade and other payables (Note 19)	61,344
Promissory note (Note 21)	10,000
Total	153,208
1-2 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	76,346
Lease liabilities (Note 20)	1,468
Trade and other payables (Note 19)	0
Promissory note (Note 21)	0
Total	77,814
2-3 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	541,306
Lease liabilities (Note 20)	1,314
Trade and other payables (Note 19)	0
Promissory note (Note 21)	0
Total	542,620
3-4 years [member]
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	341
Lease liabilities (Note 20)	1,302
Trade and other payables (Note 19)	0
Promissory note (Note 21)	0
Total	1,643
More than 5 years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 18)	0
Lease liabilities (Note 20)	25,235
Trade and other payables (Note 19)	0
Promissory note (Note 21)	0
Total	$ 25,235